Related Party Transactions and Parent Company Investment - Canada Carfax Loan (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Sep. 30, 2026 USD ($)	Oct. 01, 2018 CAD ($)
Related Party Transactions and Parent Company Investment
Outstanding loan balance payable				$ 1,981
Related party | Canada Carfax Loan
Related Party Transactions and Parent Company Investment
Interest rate					6.00%
Principal amount					$ 403
Outstanding loan balance payable	$ 230	$ 236
Interest expense	14	17	$ 18
Voluntary prepayments of principal	18	45
Payments of interest	$ 14	$ 17	$ 18